DWS Global Growth Fund
DWS Global Growth Fund (formerly DWS Global Thematic Fund)
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 24) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Global Growth Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Global Growth Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution/service (12b-1) fees	0.25%	1.00%	1.00%	0.49%	none	none
Other expenses	0.37%	0.43%	0.36%	0.36%	0.27%	0.32%
Total annual fund operating expenses	1.52%	2.33%	2.26%	1.75%	1.17%	1.22%
Fee waiver/expense reimbursement	0.09%	0.15%	0.08%	0.07%	none	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.43%	2.18%	2.18%	1.68%	1.17%	1.18%

The Advisor has contractually agreed through November 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.43%, 2.18%, 2.18%, 1.68% and 1.18% for Class A, Class B, Class C, Class R and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Class R and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Global Growth Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	712	621	321	171	119	120
3 Years	1,019	1,013	699	544	372	383
5 Years	1,348	1,432	1,203	942	644	666
10 Years	2,276	2,266	2,589	2,057	1,420	1,474

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Global Growth Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	712	221	221	171	119	120
3 Years	1,019	713	699	544	372	383
5 Years	1,348	1,232	1,203	942	644	666
10 Years	2,276	2,266	2,589	2,057	1,420	1,474

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 150%.
Principal Investment Strategy
Main Investments. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). The fund can invest in companies of any size and from any country, including countries with emerging economies. The fund seeks to achieve its objective by allocating its assets among a global large cap growth sleeve and a global small cap growth sleeve. The fund's global large cap growth sleeve will typically consist of approximately 60 to 80 companies that are diversified across the growth spectrum, including early stage, core growth, and established growth companies. The fund's global small cap growth sleeve will generally invest in small and mid cap global growth companies and will typically consist of approximately 80 to 120 companies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management allocates the fund's assets among a global large cap growth sleeve and a global small cap growth sleeve.

Portfolio management for the global large cap growth sleeve aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

Portfolio management for the global small cap growth sleeve uses a combination of analytical disciplines:
  Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.
  Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.
Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks. Portfolio management will normally sell a stock when its price fully reflects portfolio management's estimate of its fundamental value, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given country.

Derivatives. Portfolio management generally may use options and futures contracts, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

The bar chart and the after-tax returns below are shown for Class A shares. For Class R shares, historical performance prior to class inception is based on the performance of the fund's original share class, Class S shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class.

Prior to February 1, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance may have been different if the fund's current investment strategy had been in effect.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 26.21%, Q2 2009 Worst Quarter: -24.52%, Q4 2008 Year-to-Date as of 9/30/2013: 16.06%
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparison began on 8/31/08.
Average Annual Total Returns DWS Global Growth Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Jun. 18, 2001	11.09%	(4.32%)	7.46%
Class A After tax on distributions		11.00%	(4.33%)	6.38%
Class A After tax on distributions and sale of fund shares		7.49%	(3.54%)	6.39%
Class B before tax	Jun. 18, 2001	14.00%	(4.17%)	7.21%
Class C before tax	Jun. 18, 2001	16.99%	(3.91%)	7.28%
Class R before tax	Nov. 03, 2003	17.55%	(3.48%)	7.84%
Class S before tax	Jul. 23, 1986	18.18%	(2.91%)	8.41%
Class S Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)		15.83%	(1.18%)	7.51%

Average Annual Total Returns DWS Global Growth Fund	Class Inception	1 Year	Since Inception
INST Class	Aug. 26, 2008	18.23%	1.62%
INST Class Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)		15.83%	2.13%